Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have adopted a risk-based approach to protecting our information technology systems and confidential information through the adoption of certain technical and administrative safeguards, including certain information technology policies intended to protect the confidentiality, integrity, and availability of our critical systems and information. Key elements of our cybersecurity risk management program include:

•	technical controls deployed to protect more critical systems and data, such as multi-factor authentication, firewalls, network segregation, and secure file transfer protocols;
•	disaster recovery and business continuity plan;
•	monitoring of our information technology systems for information security risks;
•	based on their level of risk, cybersecurity assessments of third-party software / platforms; and
•	regular cybersecurity awareness training of our employees, designed to help identify any new threats and to address security incidents.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Risk Factors—Risks Related to Healthcare Laws and Other Legal Compliance Matters—Our business and operations may suffer in the event of information technology system failures, cyberattacks or deficiencies in our cybersecurity.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have adopted a risk-based approach to protecting our information technology systems and confidential information through the adoption of certain technical and administrative safeguards, including certain information technology policies intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Risk Factors—Risks Related to Healthcare Laws and Other Legal Compliance Matters—Our business and operations may suffer in the event of information technology system failures, cyberattacks or deficiencies in our cybersecurity.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our Board considers cybersecurity risk as part of its overall risk oversight function and oversees management’s implementation of our cybersecurity risk management program.

The Audit Committee receives periodic reports from management on our cybersecurity risks. In addition, management updates the Audit Committee, where it deems appropriate, regarding any cybersecurity incidents it considers to be significant, as well as any incidents with lesser impact potential.

Board members receive presentations on cybersecurity topics from our Chief Operations Officer, internal security staff or external experts as part of the Board’s continuing education on topics that impact public companies.

The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives periodic briefings from management on our cyber risk management program.

Our IT manager, supported by external cybersecurity consultants, is responsible for assessing and managing material risks related to cybersecurity threats. The IT manager leads our overall cybersecurity risk management program and oversees the engagement of external consultants as needed. Our external cybersecurity consultants provide CISO-level services, including strategic planning, risk management, compliance oversight, and security operations. Their team consists of seasoned professionals with 5 to 25 years of hands-on cybersecurity experience, many of whom have held classified roles within Israel’s homeland security and defense establishments.

Our management team takes steps to stay informed about and monitor  efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board considers cybersecurity risk as part of its overall risk oversight function and oversees management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Audit Committee receives periodic reports from management on our cybersecurity risks. In addition, management updates the Audit Committee, where it deems appropriate, regarding any cybersecurity incidents it considers to be significant, as well as any incidents with lesser impact potential.

Board members receive presentations on cybersecurity topics from our Chief Operations Officer, internal security staff or external experts as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]

Our IT manager, supported by external cybersecurity consultants, is responsible for assessing and managing material risks related to cybersecurity threats. The IT manager leads our overall cybersecurity risk management program and oversees the engagement of external consultants as needed. Our external cybersecurity consultants provide CISO-level services, including strategic planning, risk management, compliance oversight, and security operations. Their team consists of seasoned professionals with 5 to 25 years of hands-on cybersecurity experience, many of whom have held classified roles within Israel’s homeland security and defense establishments.

Our management team takes steps to stay informed about and monitor  efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Their team consists of seasoned professionals with 5 to 25 years of hands-on cybersecurity experience, many of whom have held classified roles within Israel’s homeland security and defense establishments.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our management team takes steps to stay informed about and monitor  efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true